                                               |-------------------------------|
                                               |         OMB APPROVAL          |
                                               |-------------------------------|
    THIS FILING LISTS SECURITIES HOLDINGS      |OMB Number:      3235-0006     |
  REPORTED ON THE FORM 13F FILED ON 8/13/08    |Expires:   December 31, 2009   |
    PURSUANT TO A REQUEST FOR CONFIDENTIAL     |Estimated average burden       |
     TREATMENT AND FOR WHICH CONFIDENTIAL      |hours per form........22.6     |
      TREATMENT IS NO LONGER REQUESTED.        |-------------------------------|

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

                Report for the Calendar Year or Quarter Ended:    6/30/2008
                                                                --------------
                Check here if Amendment[X]: Amendment Number:             2
                                                                --------------

                         This Amendment (Check only one):
                         [ ] is a restatement
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            MICHAEL R. MURPHY
                 ---------------------------------------------------------------
Address:         191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                 ---------------------------------------------------------------

Form 13F File Number 28- 11638
                         -------------------------------------------------------

                 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Mark Buckley
                 ---------------------------------------------------------------
Title:           Associate
                 ---------------------------------------------------------------
Phone:           312-265-9600
                 ---------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Mark Buckley
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
11/13/2008
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
-------------------

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                       2
         ---------------
Form 13F Information Table Entry Total:
                       6
         ---------------
Form 13F Information Table Value Total:
          $       20,596 (thousands)
         ---------------

 THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number      Name
1           28-11635                  DANIEL J. DONOGHUE
------      --------------------      --------------------------------
2           28-11637                  DISCOVERY GROUP I, LLC
------      --------------------      --------------------------------

                              13F INFORMATION TABLE
                                    6/30/2008

        COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8

         NAME OF            TITLE OF                  VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
         ISSUER              CLASS         CUSIP    (X $1000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS  SOLE    SHARED   NONE
DDI CORP                 COM 0.0001 NEW  233162502        734    122,054  SH         SHARED-OTHER    1, 2            122,054
JOHNSON OUTDOORS INC          CL A       479167108        560     35,910  SH         SHARED-OTHER    1, 2             35,910
MAIDENFORM BRANDS INC          COM       560305104      8,620    638,538  SH         SHARED-OTHER    1, 2            638,538
SUMTOTAL SYS INC               COM       866615107        743    159,146  SH         SHARED-OTHER    1, 2            159,146
SUPER MICRO COMPUTER INC       COM       86800U104        568     76,969  SH         SHARED-OTHER    1, 2             76,969
SXC HEALTH SOLUTIONS CORP      COM       78505P100      9,371    685,507  SH         SHARED-OTHER    1, 2            685,507

 TOTAL                                                 20,596  1,718,124                                           1,718,124